Disclosure of Liability Classified Plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	$ 19,817	$ 13,512
Expensed during the period	56,513	4,355
ReclassificationFromEquitySettledPlans	(3,164)	6,833
Payments	(12,411)	(4,883)
Ending balance	60,755	19,817
Current	34,027
Long-term	26,728	11,507
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	6,624	7,318
Expensed during the period	17,168	3,119
Payments	(5,742)	(3,813)
Ending balance	18,050	6,624
Current	11,338
Long-term	6,712
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	4,751	2,858
Expensed during the period	18,634	2,787
Payments	(1,861)	(894)
Ending balance	21,524	4,751
Current	6,182
Long-term	15,342
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	1,609	3,336
Expensed during the period	3,065	(1,551)
Payments		(176)
Ending balance	4,674	1,609
Long-term	4,674
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	6,833
Expensed during the period	17,646
ReclassificationFromEquitySettledPlans	(3,164)	6,833
Payments	(4,808)
Ending balance	16,507	$ 6,833
Current	$ 16,507